Segment information	12 Months Ended
Dec. 31, 2014
Segment information
5 Segment information
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.
The segment information reflects the Group’s reportable segments as follows:
– Private Banking & Wealth Management offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients. The Private Banking & Wealth Management division comprises the Wealth Management Clients, Corporate & Institutional Clients and Asset Management businesses. Wealth Management Clients serves >>>UHNWI and >>>HNWI around the globe in addition to >>>affluent and retail clients in Switzerland. Corporate & Institutional Clients serves the needs of corporations and institutional clients, mainly in Switzerland. Asset Management offers a wide range of investment products and solutions across asset classes and for all investment styles, serving governments, institutions, corporations and individuals worldwide.
– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.
Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses. For the operations discontinued, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.
Beginning in the second quarter of 2014, the majority of the balance sheet usage related to a portfolio of high-quality liquid assets managed by the Treasury function and previously recorded in the Corporate Center has been allocated to the business divisions to allow for more efficient management of their business activities from an overall Group perspective with respect to >>>liquidity coverage ratio and Swiss leverage requirements arising from the portfolio of assets. Prior periods have been restated for the related impact on total assets.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.
The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2014	2013	2012
Net revenues (CHF million)
Private Banking & Wealth Management	12,637	13,442	13,474
Investment Banking	12,515	12,565	12,558
Corporate Center	663	(790)	(2,781)
Noncontrolling interests without SEI	427	639	360
Net revenues	26,242	25,856	23,611
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	2,088	3,240	3,775
Investment Banking	1,830	1,719	2,002
Corporate Center	(686)	(1,455)	(3,889)
Noncontrolling interests without SEI	395	592	302
Income from continuing operations before taxes	3,627	4,096	2,190
Total assets
end of	2014	2013
Total assets (CHF million)
Private Banking & Wealth Management	345,949	316,491
Investment Banking	529,044	519,712
Corporate Center	45,248	32,979
Noncontrolling interests without SEI	1,221	3,624
Total assets	921,462	872,806
Beginning in the first quarter of 2013, segment assets exclude intra-group balances between the segments.
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2014	2013	2012
Net revenues (CHF million)
Switzerland	8,247	8,035	8,769
EMEA	4,358	4,744	3,243
Americas	11,097	10,810	9,763
Asia Pacific	2,540	2,267	1,836
Net revenues	26,242	25,856	23,611
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	401	642	1,680
EMEA	(562)	157	(1,581)
Americas	3,739	3,365	2,915
Asia Pacific	49	(68)	(824)
Income from continuing operations before taxes	3,627	4,096	2,190
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2014	2013
Total assets (CHF million)
Switzerland	211,558	200,044
EMEA	188,420	194,675
Americas	428,253	398,198
Asia Pacific	93,231	79,889
Total assets	921,462	872,806
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
5 Segment information
For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for the years ended December 31, 2014, 2013 and 2012 was CHF 264 million, CHF 243 million and CHF 237 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 656 million, CHF 659 million and CHF 684 million, respectively, and total assets of these non-consolidated affiliate entities included in the segment presentation as of December 31, 2014 and 2013, were CHF 25.7 billion and CHF 25.4 billion, respectively.
> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) from continuing operations before taxes
in	2014	2013	2012
Net revenues (CHF million)
Private Banking & Wealth Management	12,637	13,442	13,474
Investment Banking	12,515	12,565	12,558
Adjustments [1,2]	437	(693)	(3,056)
Net revenues	25,589	25,314	22,976
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	2,088	3,240	3,775
Investment Banking	1,830	1,719	2,002
Adjustments [1,3]	(957)	(1,305)	(3,998)
Income before taxes	2,961	3,654	1,779
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 446 million, CHF 682 million and CHF 365 million in 2014, 2013 and 2012, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 413 million, CHF 635 million and CHF 307 million in 2014, 2013 and 2012, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	2014	2013
Total assets (CHF million)
Private Banking & Wealth Management	345,949	316,491
Investment Banking	529,044	519,712
Adjustments [1]	29,856	18,226
Total assets	904,849	854,429
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2014	2013	2012
Net revenues (CHF million)
Switzerland	7,585	7,479	7,968
EMEA	4,301	4,797	3,444
Americas	11,173	10,831	9,740
Asia Pacific	2,530	2,207	1,824
Net revenues	25,589	25,314	22,976
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	(179)	300	1,170
EMEA	(621)	195	(1,374)
Americas	3,723	3,301	2,820
Asia Pacific	38	(142)	(837)
Income from continuing operations before taxes	2,961	3,654	1,779
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2014	2013
Total assets (CHF million)
Switzerland	195,512	181,584
EMEA	187,921	194,825
Americas	428,195	398,144
Asia Pacific	93,221	79,876
Total assets	904,849	854,429
The designation of total assets by region is based upon customer domicile.